Interim Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets
Cash and cash equivalents	$ 4,694,362	$ 6,348,186	$ 301,433
Accounts receivable, net	159,967	216,324	243,716
Prepayments	94,630	127,969	51,774
Other current assets, net	221,209	299,142	6,613
Total current assets	5,170,168	6,991,621	603,536
Property and equipment, net	12,915	17,465	35,362
Non-current assets
Deposits	72,873	98,546	98,719
Deferred initial public offering ("IPO") costs			676,321
Operating lease right-of-use assets	438,585	593,098	754,852
Total non-current assets	511,458	691,644	1,529,892
Total assets	5,694,541	7,700,730	2,168,790
Current liabilities
Accounts payable	106,227	143,651	67,730
Contract liabilities	32,142	43,466	194,300
Accrued liabilities and other payables	230,388	311,554	229,195
Bank loans, current portion	216,612	292,924	305,965
Operating lease obligation	240,724	325,531	319,255
Taxes payable			25,101
Total current liabilities	826,093	1,117,126	3,431,590
Non-current liabilities:
Bank loans, non-current portion	244,859	331,123	475,737
Operating lease obligation, non-current	207,435	280,514	444,571
Total non-current liabilities	452,294	611,637	920,308
Total liabilities	1,278,387	1,728,763	4,351,898
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares	19,050	25,692	21,970
Additional paid-in capital	16,200,462	21,907,954	11,292,123
Accumulated other comprehensive income/(expenses)	50,700	68,561	36,153
Accumulated deficit	(11,540,613)	(15,606,369)	(13,131,513)
Stockholders equity attributable to parent	4,729,599	6,395,838	(1,781,267)
Stockholders equity attributable to Non- controlling interest	(313,445)	(423,871)	(401,841)
Total shareholders' equity	4,416,154	5,971,967	(2,183,108)
Total liabilities and shareholders' equity	5,694,541	7,700,730	2,168,790
Related Party [Member]
Current assets
Amount due from a shareholder
Current liabilities
Amount due to a shareholder			$ 2,290,044